UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the quarter ended:  June 30, 2008
                              ---------------

Check here if Amendment [ ];  Amendment Number
This amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Summit Partners, L.P.
Address:     222 Berkeley St., 18th Floor
             Boston, MA 02116

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Robin Devereux
             -----------------------------------------------
Title:       Power of Attorney for Martin J. Mannion, Member
             -----------------------------------------------
Phone:       (617) 824-1000
             -----------------------------------------------

Signature, Place and Date of Signing:

/s/ Robin Devereux               Boston, MA                       8/1/2008
-------------------------        -------------------------        ------------
(Signature)                       (City, State)                     (Date)



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers               0
                                                ----------------

Form 13F Information Table Entry Total          4
                                                ----------------

Form 13F Information Table Value Total          $113,361,344
                                                ----------------



List of Other Included Managers:                None





























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
                           FORM 13F INFORMATION TABLE


   COLUMN 1        COLUMN 2   COLUMN 3      COLUMN 4              COLUMN 5        COLUMN 6      COLUMN 7            COLUMN 8
   --------        --------   --------      --------              --------        --------      --------            --------
                    TITLE                                    SHRS/
                     OF                                      PRN     SH/   PUT/   INVESTMENT    OTHER            VOTING AUTHORITY
NAME OF ISSUER      CLASS      CUSIP         VALUE           AMNT    PRN   CALL   DISCRETION    MANAGERS        SOLE   SHARED  NONE
--------------      -----      -----         -----           ----    ---   ----   ----------    --------        ----   ------  ----
Aetna, Inc.         Common   00817Y108        101,325         2,500   SH             SOLE         N/A            2,500
Coventry Health
 Care, Inc.         Common   222862104         30,420         1,000   SH             SOLE         N/A            1,000
Global Cash Access
 Holdings, Inc.     Common   378967103    113,179,559    16,498,478   SH             SOLE         N/A       16,498,478
Tenet Healthcare
 Corp.              Common   88033G100         50,040         9,000   SH             SOLE         N/A            9,000















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